Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,277,548,562
Reclassifications				$ 65,799,060
Ending balance	$ 63,970,561	1,276,129,521		1,277,548,562
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,267,177,099		3,264,155,248
Transfers to rights of use				(7,005,141)
Acquisitions		169,864,041		129,289,654
Reclassifications		(1,534,443)		(1,893,607)
Unsuccessful wells				(77,153,952)
(Impairment)		(159,940,332)		(224,438,358)
Reversal of impairment		123,586,632		193,155,204
Disposals		(18,515,877)		(8,931,949)
Ending balance		3,380,637,120		3,267,177,099
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,989,628,537)		(1,861,669,164)
Transfers to rights of use				943,639
Depreciation and amortization		(129,631,820)		(137,187,010)
Reclassifications		1,534,443		1,893,607
Disposals		13,218,315		6,390,391
Ending balance		(2,104,507,599)		(1,989,628,537)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		367,376,164
Ending balance		291,122,824		367,376,164
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		848,841,327		811,270,391
Acquisitions		13,934,129		8,337,019
Reclassifications		(1,446,201)		(1,381,310)
Capitalization		9,906,725		6,830,064
(Impairment)		(66,031,126)		(21,207,717)
Reversal of impairment		9,797,281		48,389,246
Disposals		(3,297,113)		(3,396,366)
Ending balance		811,705,022		848,841,327
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(481,465,163)		(436,603,123)
Depreciation and amortization		(42,071,837)		(49,473,592)
Reclassifications		1,782,525		1,303,186
Disposals		1,172,277		3,308,366
Ending balance		$ (520,582,198)		(481,465,163)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,575,375
Ending balance		$ 7,590,189		7,575,375
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,092,824		20,080,965
Transfers to rights of use				(7,005,141)
Acquisitions		246,351		252,382
Reversal of impairment		153,456
Disposals				(235,382)
Ending balance		13,492,631		13,092,824
Drilling equipment | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,517,449)		(5,998,481)
Transfers to rights of use				943,639
Depreciation and amortization		(384,993)		(591,168)
Disposals				128,561
Ending balance		(5,902,442)		(5,517,449)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		271,515,781
Ending balance		280,815,336		271,515,781
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		460,935,077		421,235,950
Acquisitions		1,911,502		1,251,488
Reclassifications		228,056		428,738
Capitalization		19,022,425		6,538,540
(Impairment)		(9,392,862)		(53,718,547)
Reversal of impairment		11,943,047		85,500,267
Disposals		(2,855,580)		(301,359)
Ending balance		481,791,665		460,935,077
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(189,419,296)		(173,264,040)
Depreciation and amortization		(14,042,861)		(16,380,653)
Reclassifications		(90,590)		41,225
Disposals		2,576,418		184,172
Ending balance		$ (200,976,329)		(189,419,296)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 278,627,485
Ending balance		305,861,446		278,627,485
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,303,668,946		1,379,323,723
Acquisitions		15,602,539		29,072,723
Unsuccessful wells				(69,231,587)
Capitalization		42,183,243		35,251,706
(Impairment)		(48,028,474)		(101,683,066)
Reversal of impairment		73,801,995		31,086,852
Disposals				(151,405)
Ending balance		1,387,228,249		1,303,668,946
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,025,041,461)		(973,467,746)
Depreciation and amortization		(56,325,342)		(51,574,532)
Disposals				817
Ending balance		(1,081,366,803)		(1,025,041,461)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,694,064
Ending balance		20,418,199		19,694,064
Buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		63,318,227		64,845,163
Acquisitions		1,118,794		316,499
Reclassifications		361,131		(51,885)
Capitalization		616,006		143,312
(Impairment)		(65,964)		(500,745)
Reversal of impairment		1,563,299		1,023
Disposals		(6,599,754)		(1,435,140)
Ending balance		60,311,739		63,318,227
Buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(43,624,163)		(42,924,256)
Depreciation and amortization		(1,989,834)		(2,131,913)
Reclassifications		(103,562)		205,661
Disposals		5,824,019		1,226,345
Ending balance		$ (39,893,540)		(43,624,163)
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 years	33 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 years	35 years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 132,947,855
Ending balance		$ 150,114,565		132,947,855
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 326,482,942		326,482,265
Acquisitions		3,696,726		5,436,425
Reclassifications				(614,430)
Capitalization		15,695,486		13,013,199
(Impairment)		(16,210,995)		(43,001,652)
Reversal of impairment		25,872,979		25,167,135
Disposals		(1,184,109)
Ending balance		354,353,029		326,482,942
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(193,535,087)		(179,831,090)
Depreciation and amortization		(11,671,929)		(13,820,275)
Reclassifications				116,278
Disposals		968,552
Ending balance		(204,238,464)		(193,535,087)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,359,605
Ending balance		5,492,140		7,359,605
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		50,407,562		52,020,042
Acquisitions		294,329		184,863
Reclassifications		410,240		(234,643)
Capitalization		8,835		2,566
Reversal of impairment		8,159
Disposals		(2,300,115)		(1,565,266)
Ending balance		48,829,010		50,407,562
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(43,047,957)		(42,161,378)
Depreciation and amortization		(2,249,987)		(2,556,539)
Reclassifications		(203,053)		220,301
Disposals		2,164,127		1,449,659
Ending balance		$ (43,336,870)		(43,047,957)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 years	3 years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 years	10 years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 8,377,257
Ending balance		8,618,579		8,377,257
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,355,218		15,159,952
Acquisitions		552,865		1,735,581
Reclassifications		7,586		47,110
Capitalization		1,532		955,134
(Impairment)				(2,076,680)
Reversal of impairment		426,560		646,603
Disposals		(514,229)		(112,482)
Ending balance		16,829,532		16,355,218
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(7,977,961)		(7,419,050)
Depreciation and amortization		(895,037)		(658,338)
Reclassifications		149,123		6,956
Disposals		512,922		92,471
Ending balance		$ (8,210,953)		(7,977,961)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 139,925,440	[1]
Ending balance		161,870,424	[1]	139,925,440	[1]
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		139,925,440	[1]	129,352,513	[1]
Acquisitions		131,963,334	[1]	82,520,111	[1]
Reclassifications		(1,234,963)	[1]	(106,429)	[1]
Unsuccessful wells				(7,922,365)	[1]
Capitalization		(87,150,784)	[1]	(62,722,409)	[1]
(Impairment)		(20,210,911)		(2,249,951)
Reversal of impairment		19,856		2,364,078	[1]
Disposals		(1,441,548)	[1]	(1,310,108)	[1]
Ending balance		161,870,424	[1]	139,925,440	[1]
Lands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,149,536
Ending balance		44,225,819		44,149,536
Lands | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,149,536		44,351,625
Acquisitions		543,472		182,563
Reclassifications		115,107		(16,161)
Capitalization		(283,468)		(12,112)
Disposals		(298,828)		(356,379)
Ending balance		44,225,819		44,149,536
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		24,601		35,403
Disposals		$ (24,601)		(35,403)
Other Fixed Assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				32,659
Disposals				$ (32,659)
Ending balance

[1]	Mainly wells, pipelines and plants.